Share Capital - Schedule of Restricted Stock Units (Details) - RSUs [Member]	12 Months Ended
Mar. 31, 2026
Schedule of Restricted Stock Units [Line Items]
Balance
Issued during the year	11,765
Exercised during the year	(1,823)
Cancelled during the year	(306)
Balance	9,636